Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

10. Prepaid expenses and other current assets

An analysis of prepaid expenses and other current assets at December 31, 2025 and 2024 is as follows:

	2025		2024
Advances to suppliers	US$	20,794	US$	11,615
Other prepaid expenses		15,211		9,109
Prepaid insurance		9,758		9,604
Sales commission to travel agencies (Note 1c)		8,999		9,108
Flight credits		7,671		5,812
	US$	62,433	US$	45,248